Lease commitments	12 Months Ended
Mar. 31, 2017
Lease commitments

23. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2016	2017
Class of property
Building	18,411	18,775
Machinery and equipment	29,087	29,630
Less - Accumulated depreciation	(27,738)	(28,703)

	19,760	19,702

Amortization expenses under capital leases for the years ended March 31, 2015, 2016 and 2017 were ¥4,348 million, ¥4,801 million and ¥4,586 million, respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2017 are as follows:

Years ending March 31,	Yen in millions
2018	5,544
2019	4,824
2020	2,674
2021	1,978
2022	1,852
Thereafter	11,178

Total minimum lease payments	28,050
Less - Amount representing interest	(5,801)

Present value of net minimum lease payments	22,249
Less - Current obligations	(4,643)

Long-term capital lease obligations	17,606

Rental expenses under operating leases for the years ended March 31, 2015, 2016 and 2017 were ¥98,479 million, ¥101,932 million and ¥92,321 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2017 are as follows:

Years ending March 31,	Yen in millions
2018	16,107
2019	12,154
2020	9,444
2021	7,842
2022	7,239
Thereafter	27,729

Total minimum future rentals	80,515